Significant Acquisition	12 Months Ended
Mar. 31, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
Note 5 – Significant Acquisition

Effective March 31, 2015, the Company acquired 100% of the issued and outstanding stock of Western Interior Oil and Gas Corporation. WIOG is a Wyoming private oil and natural gas company. As a result of the acquisition, the Company has expanded its oil and natural gas reserves. The acquisition was accounted for using the acquisition method in accordance with ASC 805.

The following table presents the allocation of the consideration given to the assets acquired and liabilities assumed, based on their fair values at March 31, 2015:

Consideration Given
T-Rex shares issued to WIOG shareholders	7,465,168
Fair value of T-Rex shares at date of acquisition	$2.60	$19,409,437

Promissory notes issued to WIOG shareholders		1,770,047

Total purchase price		$21,179,484

Allocation of Consideration Given
Current assets	$154,695
Oil and gas properties
Proved	8,458,250
Unproved	5,585,583
Other property and equipment	242,837
Goodwill	7,780,336
Other assets	183,129

Total assets		$22,404,830

Current liabilities	929,441
Long-term liabilities	295,905

Total liabilities		1,225,346

Net assets acquired		$21,179,484

Goodwill associated with the above transaction has been impaired. See Note 4 – Fair Value Measurements.

The unaudited pro forma condensed combined results of operations are presented below as though the acquisition of Western Interior Oil and Gas Corporation occurred on April 1, 2014.

	Revenue	Net Loss
Year ended March 31, 2015 - as reported	$-	$11,043,541

Year ended March 31, 2015 - pro forma	$895,182	$14,285,867